Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating expenses
Research and development	$ 3,226	$ 1,269	$ 2,137	$ 8,722
General and administrative	2,317	1,292	2,982	2,341
Grant reimbursements	(1,198)
Total operating expenses, net	4,345	2,561	5,119	11,063
Interest expense, net			(992)	(515)
Loss from operations	(4,345)	(2,561)	(5,119)	(11,063)
Interest expense, net	(2,641)	(445)	(644)	(515)
Other income (expense), net	(94)	60	126	17
Loss from continuing operations	(7,080)	(2,946)
Loss from discontinued operations	(58)
Net loss	$ (7,138)	$ (2,946)	$ (5,985)	$ (11,561)
Net loss per basic and diluted share:
Loss from continuing operations (in dollars per share)	$ 1.43	$ (0.64)
Loss from discontinued operations (in dollars per share)	0.01
Net loss per basic and diluted share (in dollars per share)	$ 1.44	$ (0.64)
Weighted-average number of common shares outstanding - basic and diluted (in shares)	4,966,491	4,569,742